Finance result (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Income from financial investments	R$ 73,672	R$ 67,810	R$ 35,773
Interest received	33,450	27,197	23,040
Other	3,520	7,035	5,753
Finance income	110,642	102,042	64,566
Interest expense	(285,447)	(200,081)	(108,437)
Interest expense on lease liabilities	(100,849)	(88,571)	(67,212)
Financial discounts granted	(30,891)	(24,092)	(23,193)
Bank fees	(7,163)	(8,623)	(7,878)
Foreign exchange loss, net	(681)	(852)	(17,973)
IOF taxes (taxes on financial transactions)	(1,947)	(178)	(3,306)
Other	(30,638)	(27,496)	(15,797)
Finance expenses	(457,616)	(349,893)	(243,796)
Finance result	R$ (346,974)	R$ (247,851)	R$ (179,230)